7. STOCKHOLDERS' EQUITY: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	9 Months Ended
Sep. 30, 2012
Fair Value Assumptions, Risk Free Interest Rate	1.75%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Volatility Rate	146.60%